UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH  45202

(Name and address of agent for service)

Registrant's telephone number, including area code:  816.787.0718

Date of fiscal year end:   08/31/2014

Date of reporting period: 05/31/2014

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Winning Points Funds

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

COMMON STOCK - 80.75%	Shares	Fair Value

Aerospace & Defense - 2.81%
Lockheed Martin Corp. (a)	2,700	$441,855

Agriculture - 2.12%
Altria Group,Inc. (a)	8,000	332,480

Banks - 13.86%
Bank of America Corp. (a)	40,600	614,684
Barclays PLC - ADR (a)	600	9,912
BB&T Corp. (a)	2,300	87,216
Citigroup, Inc. (a)	13,000	618,410
Goldman Sachs Group, Inc./The (a)	1,200	191,772
JPMorgan Chase & Co. (a)	10,400	577,928
PNC Financial Services Group, Inc./The (a)	900	76,743
		2,176,665
Beverages - 4.50%
Diageo PLC - ADR (a)	3,500	450,765
PepsiCo, Inc. (a)	2,900	256,157
		706,922
Biotechnology - 0.67%
Biogen Idec, Inc. * (a)	300	95,811
Isis Pharmaceuticals, Inc. * (a)	300	8,766
		104,577
Computers - 6.48%
Apple, Inc. (a)	1,200	759,600
International Business Machines Corp. (a)	1,400	258,104
		1,017,704
Diversified Financial Services - 3.67%
BlackRock, Inc. (a)	1,800	548,820
Calamos Asset Management, Inc.	1,500	18,675
Ladenburg Thalmann Financial Services, Inc. *	3,100	9,393
		576,888
Food - 1.79%
Sysco Corp. (a)	7,500	281,475

Healthcare - Products - 1.76%
Baxter International, Inc. (a)	3,400	252,994
Meridian Bioscience, Inc.	200	4,082
Thoratec Corp. * (a)	600	19,872
		276,948
Insurance - 4.52%
Allianz SE - ADR	300	5,094
American Equity Investment Life Holding Co.	200	4,504
AXA SA - ADR	400	9,912
Berkshire Hathaway, Inc. - Class B * (a)	5,300	680,202
Genworth Financial, Inc. * (a)	600	10,194
		709,906
Lodging - 0.23%
MGM Resorts International * (a)	1,400	36,050

Media - 0.86%
Comcast Corp. - Class A (a)	2,600	135,720

Winning Points Funds

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

COMMON STOCK - 80.75% (Continued)	Shares	Fair Value

Mining - 0.15%
Southern Copper Corp. (a)	800	$23,776

Miscellaneous Manufacturing - 3.80%
General Electric Co. (a)	14,800	396,492
Siemens AG - ADR (a)	1,500	199,380
		595,872
Oil & Gas - 19.37%
BP PLC - ADR (a)	13,800	696,210
Chevron Corp. (a)	3,700	454,323
China Petroleum & Chemical Corp. - ADR (a)	3,200	288,960
ConocoPhillips (a)	8,000	639,520
Exxon Mobil Corp. (a)	6,100	613,233
Gazprom OAO - ADR	2,000	16,340
Magnum Hunter Resources Corp. *	3,300	25,278
Transocean Ltd.	7,200	305,928
		3,039,792
Pharmaceuticals - 1.26%
AstraZeneca PLC - ADR (a)	1,400	101,080
GW Pharmaceuticals PLC - ADR	100	6,817
Pfizer, Inc. (a)	3,000	88,890
		196,787
Real Estate - 0.13%
The St. Joe Co. * (a)	900	21,186

Retail - 3.75%
McDonald's Corp. (a)	5,800	588,294

Savings & Loans - 0.15%
BofI Holding, Inc. *	300	23,049

Semiconductors - 2.92%
Intel Corp. (a)	16,800	458,976

Software - 3.89%
Microsoft Corp. (a)	14,900	610,006

Telecommunications - 2.06%
China Mobile Ltd. - ADR (a)	6,600	323,796
TOTAL COMMON STOCK (Cost $12,153,787)		12,678,724

EXCHANGE-TRADED FUND - 5.02%
Equity Fund - 2.52%
iShares U.S. Financial Services ETF (a)	4,800	395,232
Closed-End Fund - 2.50%
Eaton Vance Short Duration Diversified Income Fund	25,676	392,843
TOTAL EXCHANGE-TRADED FUND (Cost $789,890)		788,075

SHORT-TERM INVESTMENTS - 16.03%
Federated Government Obligations Fund, 0.01% **	2,516,564	2,516,563
TOTAL SHORT-TERM INVESTMENTS (Cost $2,516,564)		2,516,563

TOTAL INVESTMENTS (Cost $15,460,241) – 101.80%		$15,983,362
CALL OPTIONS WRITTEN (Proceeds $174,371) - (1.75)%		(274,725)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.05)%		(8,366)
NET ASSETS - 100%		$15,700,271

*	Non-income producing security.
**	Rate shown represents the rate at May 31, 2014, is subject to change and resets daily.
(a)	All or a portion of the security is segregated as collateral for call options written.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Winning Points Funds

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN CALL OPTIONS
May 31, 2014 (Unaudited)

CALL OPTIONS WRITTEN - (1.75)%
	Strike	Expiration	Contracts 1	Fair Value

Altria Group, Inc.	$37.00	1/17/2015	60	$27,180
Apple, Inc.	$92.00	1/17/2015	7	25,655
AstraZeneca PLC - ADR	$75.00	1/17/2015	14	7,420
Bank of America Corp.	$22.00	1/17/2015	150	900
Bank of America Corp.	$22.00	1/15/2016	146	5,402
Barclays PLC - ADR	$20.00	1/17/2015	6	180
Baxter International, Inc.	$75.00	1/17/2015	34	9,656
BB&T Corp.	$45.00	1/17/2015	23	207
Berkshire Hathaway, Inc. - Class B	$125.00	1/17/2015	30	23,700
Biogen Idec, Inc.	$370.00	1/17/2015	3	5,280
BlackRock, Inc.	$360.00	1/17/2015	13	2,730
BP PLC - ADR	$52.50	1/17/2015	76	9,880
Chevron Corp.	$125.00	1/17/2015	25	9,750
China Mobile Ltd. - ADR	$57.50	1/17/2015	56	2,520
China Petroleum & Chemical Corp. - ADR	$90.00	7/19/2014	24	9,600
Citigroup, Inc.	$60.00	1/17/2015	36	936
Citigroup, Inc.	$60.00	1/15/2016	36	6,336
Comcast Corp. - Class A	$65.00	1/17/2015	16	240
ConocoPhillips	$75.00	1/17/2015	52	32,760
Diageo PLC - ADR	$130.00	7/19/2014	17	3,400
Exxon Mobil Corp.	$105.00	1/17/2015	39	8,424
General Electric Co.	$30.00	1/15/2016	88	8,008
Genworth Financial, Inc.	$20.00	1/17/2015	3	183
Goldman Sachs Group, Inc./The	$200.00	1/17/2015	10	450
Intel Corp.	$30.00	1/15/2016	118	16,284
International Business Machines Corp.	$215.00	1/17/2015	10	1,210
iShares U.S. Financial Services ETF	$87.00	7/19/2014	30	450
Isis Pharmaceuticals, Inc.	$75.00	1/17/2015	3	15
JPMorgan Chase & Co.	$70.00	1/17/2015	84	756
Lockheed Martin Corp.	$185.00	1/17/2015	16	2,720
Magnum Hunter Resources Corp.	$12.00	1/15/2016	27	1,890
McDonald's Corp.	$100.00	1/17/2015	38	17,100
MGM Resorts International	$30.00	1/15/2016	9	2,745
Microsoft Corp.	$45.00	1/17/2015	99	9,702
PepsiCo, Inc.	$90.00	1/17/2015	29	7,395
Pfizer, Inc.	$35.00	1/17/2015	30	690
PNC Financial Services Group, Inc./The	$90.00	1/17/2015	9	2,106
Siemens AG - ADR	$150.00	1/17/2015	15	150
Southern Copper Corp.	$35.00	1/17/2015	6	330
The St. Joe Co	$21.00	9/20/2014	3	810
Sysco Corp.	$40.00	1/15/2016	65	9,425
Thoratec Corp.	$40.00	7/19/2014	6	150

TOTAL CALL OPTIONS WRITTEN (Proceeds $174,371) - (1.75)%				$274,725

1	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of the financial statements.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value heirarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2014.

WP Large Cap Income Plus Fund
Financial Instruments – Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (2)	$12,678,724	$-	$12,678,724
Exchange Traded Funds (2)	788,075	-	788,075
Money Market Funds	2,516,563	-	2,516,563
Total Assets	$15,983,362	$-	$15,983,362

Derivative Instruments – Liabilities		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Call Options Written	$274,725	$-	$274,725
Total Liabilities	$274,725	$-	$274,725

(1)
As of and during the period since inception from October 10, 2013 through May 31, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)
All common stock and exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the period since inception from October 10, 2013 through May 31, 2014. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from October 10, 2013 through May 31, 2014, no securities were fair valued.

Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. If an option sold by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost is more, the Fund will realize a capital loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Non-Diversified Fund – The Fund is a non-diversified Fund. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

Derivative Transactions

As of May 31, 2014, portfolio securities valued at $8,739,867 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the period since inception from October 10, 2013 through May 31, 2014 were as follows:

Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	1,561	174,371
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	1,561	$174,371

*	One option contract is equivalent to one hundred shares of common stock.

The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Call options written	Options written, at value	$274,725
Total		$274,725

The effect of derivative instruments on the Statement of Operations during the period since inception from October 10, 2013 through May 31, 2014 was as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized in Income	Realized and Unrealized Gain (Loss) on Liability Derivatives Recognized in Income
Options written	Equity Risk	Net change in unrealized depreciation on options written	$(100,354)
Total			$(100,354)

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2014.

Liabilities					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$274,725	(1)	$-	$274,725	$-	$274,725	(2)	$-
Total	$274,725		$-	$274,725	$-	$274,725		$-

(1)	Written options at value as presented in the Schedule of Written Call Options.
(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2014 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$15,285,870	$750,494	$(327,727)	$422,767

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	July 28, 2014

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	July 28, 2014